REVENUE RECOGNITION (Tables)	12 Months Ended
Dec. 31, 2021
Revenue Recognition
Schedule of revenue

	Year Ended December 31,
	2021	2020
Products sales	$148,160	$133,607
Non-recurring engineering (“NRE”)	12,527	16,007
Product maintenance contracts	6,798	11,796
Professional service contracts	6,786	10,814
Software licenses	1,758	255
Other	1,254	476
Total revenues	$177,283	$172,955

Schedule of contracts with customers asset and liability

	Contracts Assets	Contracts Liabilities
Balance as of December 31, 2020	$1,000	$7,521
Balance as of December 31, 2021	7,673	2,902
Change	$6,673	$(4,619)

Schedule of revenues from contract liability

	Year Ended December 31,
	2021	2020
Amounts included in the beginning of year contract liability balance	$6,143	$3,576

Schedule of product warranty liabilities

	December 31,
	2021	2020
Balance, beginning of period	$1,019	$981
Accruals	957	826
Settlements	(691)	(788)
Balance, end of period	$1,285	$1,019